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                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                October 7, 2011
 ------------------------ ----------------------------- ---------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

CAPE ANN SAVINGS BANK                            SECURITIES AND EXCHANGE COMMISSION FORM 13-F                       10/7/2011
MANAGER CAPE ANN SAVINGS BANK                                  AS OF 9/30/2011

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
AT&T INC.............................. Common Stock    00206R102      245     8600 SH    OTHER             7494  1106
AT&T INC.............................. Common Stock    00206R102     1222    42854 SH    SOLE             42329           525
ABBOTT LABS........................... Common Stock    002824100      163     3185 SH    OTHER             3165    20
ABBOTT LABS........................... Common Stock    002824100     1332    26053 SH    SOLE             25573    20     460
AIR PRODS & CHEMS INC................. Common Stock    009158106      210     2750 SH    SOLE              2750
APPLE COMPUTER INC.................... Common Stock    037833100      215      565 SH    OTHER              565
APPLE COMPUTER INC.................... Common Stock    037833100      827     2168 SH    SOLE              2148    20
AUTOMATIC DATA PROCESSING INC......... Common Stock    053015103      276     5855 SH    OTHER             5855
AUTOMATIC DATA PROCESSING INC......... Common Stock    053015103     1391    29495 SH    SOLE             28785    35     675
AUTOZONE, INC......................... Common Stock    053332102       16       50 SH    OTHER               50
AUTOZONE, INC......................... Common Stock    053332102      258      807 SH    SOLE               742            65
BB&T CORP............................. Common Stock    054937107       37     1749 SH    OTHER             1699    50
BB&T CORP............................. Common Stock    054937107      421    19753 SH    SOLE             19363    50     340
BERKSHIRE HATHAWAY INC DEL B NEW...... Common Stock    084670702      135     1905 SH    OTHER             1805   100
BERKSHIRE HATHAWAY INC DEL B NEW...... Common Stock    084670702      731    10295 SH    SOLE              9340    50     905
CHEVRON CORPORATION................... Common Stock    166764100      218     2355 SH    OTHER             2355
CHEVRON CORPORATION................... Common Stock    166764100     1356    14650 SH    SOLE             13935   110     605
CHUBB CORP............................ Common Stock    171232101       69     1150 SH    OTHER             1150
CHUBB CORP............................ Common Stock    171232101      992    16535 SH    SOLE             15940           595
CISCO SYS INC......................... Common Stock    17275R102      107     6876 SH    OTHER             6066   810
CISCO SYS INC......................... Common Stock    17275R102       63     4050 SH    SOLE              3065   350     635
COMPASS MINERALS INTERNATIONAL INC.... Common Stock    20451N101       64      961 SH    OTHER              941    20
COMPASS MINERALS INTERNATIONAL INC.... Common Stock    20451N101      354     5306 SH    SOLE              4906    20     380
DANAHER CORP.......................... Common Stock    235851102       46     1100 SH    OTHER             1100
DANAHER CORP.......................... Common Stock    235851102      178     4238 SH    SOLE              4238
EMERSON ELEC CO....................... Common Stock    291011104      104     2506 SH    OTHER             2506

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
EMERSON ELEC CO....................... Common Stock    291011104      335     8103 SH    SOLE              8103
EXPEDITORS INTL WASH INC.............. Common Stock    302130109       31      775 SH    OTHER              700    75
EXPEDITORS INTL WASH INC.............. Common Stock    302130109      686    16910 SH    SOLE             15800   100    1010
EXXON MOBIL CORP...................... Common Stock    30231G102      819    11276 SH    OTHER             8140  2736     400
EXXON MOBIL CORP...................... Common Stock    30231G102     2362    32519 SH    SOLE             31827    95     597
FIRST TRUST VALUE LI.................. ETF-DOMESTIC LA 33734H106      179    12410 SH    SOLE             12410
GENERAL DYNAMICS CORP................. Common Stock    369550108       84     1475 SH    OTHER             1475
GENERAL DYNAMICS CORP................. Common Stock    369550108      429     7540 SH    SOLE              6940           600
GENERAL ELEC CO....................... Common Stock    369604103      188    12372 SH    OTHER            11572   800
GENERAL ELEC CO....................... Common Stock    369604103      289    19005 SH    SOLE             18385   220     400
GENERAL MILLS INC..................... Common Stock    370334104       51     1320 SH    OTHER              920   400
GENERAL MILLS INC..................... Common Stock    370334104      505    13120 SH    SOLE             12720           400
GOOGLE INC CL A....................... Common Stock    38259P508        8       16 SH    OTHER               16
GOOGLE INC CL A....................... Common Stock    38259P508      339      658 SH    SOLE               588            70
INTERNATIONAL BUSINESS MACHINES COR... Common Stock    459200101       16       90 SH    OTHER                             90
INTERNATIONAL BUSINESS MACHINES COR... Common Stock    459200101      275     1575 SH    SOLE              1505    70
ISHARES MSCI EMERGING MKTS INDEX FD... ETF-INTERNATION 464287234       37     1060 SH    OTHER             1060
ISHARES MSCI EMERGING MKTS INDEX FD... ETF-INTERNATION 464287234      251     7159 SH    SOLE              7159
J P MORGAN CHASE & CO................. Common Stock    46625H100       38     1250 SH    OTHER             1250
J P MORGAN CHASE & CO................. Common Stock    46625H100      448    14878 SH    SOLE             14538    90     250
JOHNSON & JOHNSON..................... Common Stock    478160104      200     3137 SH    OTHER             2417   720
JOHNSON & JOHNSON..................... Common Stock    478160104     1030    16179 SH    SOLE             15999    20     160
LOWES COS INC......................... Common Stock    548661107       16      805 SH    OTHER              775    30
LOWES COS INC......................... Common Stock    548661107      265    13728 SH    SOLE             13178    30     520
MASTERCARD INC........................ Common Stock    57636Q104        5       15 SH    OTHER                     15
MASTERCARD INC........................ Common Stock    57636Q104      235      740 SH    SOLE               670            70
MC DONALDS CORP....................... Common Stock    580135101      250     2848 SH    OTHER             2828    20
MC DONALDS CORP....................... Common Stock    580135101     1495    17028 SH    SOLE             16713    20     295
MICROSOFT CORP........................ Common Stock    594918104      186     7472 SH    OTHER             7087   285     100
MICROSOFT CORP........................ Common Stock    594918104      332    13320 SH    SOLE             12370   350     600
NEXTERA ENERGY INC COM................ Common Stock    65339F101      229     4240 SH    SOLE              3936   100     204
NIKE INC.............................. Common Stock    654106103      145     1691 SH    OTHER             1591   100

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
NIKE INC.............................. Common Stock    654106103      594     6947 SH    SOLE              6547   200     200
NOVARTIS A G  A D R................... American Deposi 66987V109       95     1702 SH    OTHER             1627    75
NOVARTIS A G  A D R................... American Deposi 66987V109      655    11742 SH    SOLE             11287    35     420
PEPSICO INC........................... Common Stock    713448108      152     2460 SH    OTHER             2460
PEPSICO INC........................... Common Stock    713448108     1274    20588 SH    SOLE             20038           550
PFIZER INC............................ Common Stock    717081103       74     4210 SH    OTHER             4210
PFIZER INC............................ Common Stock    717081103      499    28203 SH    SOLE             27188          1015
PROCTER & GAMBLE CO................... Common Stock    742718109      148     2348 SH    OTHER             2128   120     100
PROCTER & GAMBLE CO................... Common Stock    742718109     1160    18354 SH    SOLE             18019    20     315
ROCKPORT NATL BANCORP INC............. Common Stock    773871108      381     6095 SH    SOLE              6095
SELECT SECTOR SPDR-MATERIALS.......... Common Stock    81369Y100      151     5135 SH    OTHER             5060    75
SELECT SECTOR SPDR-MATERIALS.......... Common Stock    81369Y100      423    14420 SH    SOLE             14130   150     140
ENERGY SELECT SECTOR SPDR............. Common Stock    81369Y506       38      650 SH    OTHER              650
ENERGY SELECT SECTOR SPDR............. Common Stock    81369Y506      301     5151 SH    SOLE              4911           240
SELECT SECTOR SPDR-FINANCIAL.......... Common Stock    81369Y605      235    19885 SH    OTHER            19885
SELECT SECTOR SPDR-FINANCIAL.......... Common Stock    81369Y605      783    66309 SH    SOLE             65859   450
INDUSTRIAL SELECT SECTOR SPDR......... Common Stock    81369Y704       33     1135 SH    OTHER             1135
INDUSTRIAL SELECT SECTOR SPDR......... Common Stock    81369Y704      226     7722 SH    SOLE              7722
SELECT SECTOR SPDR-TECHNOLOGY......... Common Stock    81369Y803       64     2715 SH    OTHER             2715
SELECT SECTOR SPDR-TECHNOLOGY......... Common Stock    81369Y803      558    23656 SH    SOLE             22881           775
UTILITIES SELECT SECTOR SPDR FUND..... Common Stock    81369Y886      166     4926 SH    OTHER             4791   135
UTILITIES SELECT SECTOR SPDR FUND..... Common Stock    81369Y886      709    21084 SH    SOLE             20194    70     820
SYSCO CORP............................ Common Stock    871829107       35     1350 SH    OTHER             1350
SYSCO CORP............................ Common Stock    871829107      228     8800 SH    SOLE              8155           645
AXIAM, INC. .......................... Common Stock    87508Y992        0    10000 SH    SOLE             10000
TEVA PHARMACEUTICAL INDS LTD ADR...... American Deposi 881624209      118     3163 SH    OTHER             3088    75
TEVA PHARMACEUTICAL INDS LTD ADR...... American Deposi 881624209      330     8879 SH    SOLE              8399           480
3M CO................................. Common Stock    88579Y101      231     3213 SH    OTHER             2813   200     200
3M CO................................. Common Stock    88579Y101      902    12563 SH    SOLE             12183           380
VERIZON COMMUNICATIONS INC............ Common Stock    92343V104      212     5763 SH    OTHER             4913   606     244
VERIZON COMMUNICATIONS INC............ Common Stock    92343V104      430    11679 SH    SOLE             10935   300     444

                COL1                        COL2          COL3     COL4       COL5       COL6     COL7          COL8

                                                                                                           VOTING AUTHORITY
                                                                  MARKET                                ---------------------
                                                                   VALUE     AMOUNT   INVESTMENT  OTHR   SOLE   SHARED  NONE
NAME OF THE ISSUER                     TITLE OF CLASS    CUSIP   (X$1000)     (SHS)   DISCRETION  MGRS    (A)     (B)    (C)
-------------------------------------- --------------- --------- -------- ----------- ---------- ------ ------- ------ ------
WAL MART STORES INC................... Common Stock    931142103       76     1456 SH    OTHER             1406    50
WAL MART STORES INC................... Common Stock    931142103      141     2710 SH    SOLE              2575    20     115
WESTERN UNION COMPANY................. Common Stock    959802109       37     2430 SH    OTHER             2430
WESTERN UNION COMPANY................. Common Stock    959802109      347    22704 SH    SOLE             21469          1235
ACCENTURE LTD......................... Common Stock    G1151C101      129     2450 SH    OTHER             2350   100
ACCENTURE LTD......................... Common Stock    G1151C101      489     9279 SH    SOLE              9029           250

FINAL TOTALS FOR 95 RECORDS...........                              35212